Foreign Exchange Transactions, Net (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign Exchange Transactions, Net [abstract]
Gain (loss) from accounting hedges	$ 113,374	$ 118,690	$ (64,135)
Exchange difference, net	6,284	9,609	(7,221)
Indexed foreign currency	(88,772)	(125,598)	176,231
Total	$ 30,886	$ 2,701	$ 104,875